Schedule of Investments (unaudited)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
AAR Corp.(a)	1,817	$ 117,378
AeroVironment, Inc.(a)	1,390	248,171
Archer Aviation, Inc., Class A(a)(b)	10,413	43,422
Astronics Corp.(a)	1,321	30,423
BWX Technologies, Inc.	4,562	453,873
Cadre Holdings, Inc.	1,137	41,728
Curtiss-Wright Corp.	1,915	564,350
Ducommun, Inc.(a)	644	41,325
Hexcel Corp.	4,117	272,587
Kratos Defense & Security Solutions, Inc.(a)(b)	7,280	164,091
Leonardo DRS, Inc.(a)	2,653	74,815
Loar Holdings, Inc.(a)	628	39,250
Mercury Systems, Inc.(a)(b)	2,642	93,923
Moog, Inc., Class A	1,431	280,619
National Presto Industries, Inc.	272	20,800
Rocket Lab U.S.A., Inc., Class A(a)(b)	13,485	70,661
Spirit AeroSystems Holdings, Inc., Class A(a)	5,769	209,126
Triumph Group, Inc.(a)	3,815	62,528
V2X, Inc.(a)(b)	605	31,539
Woodward, Inc.	2,831	441,608
		3,302,217
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)	2,585	41,722
CH Robinson Worldwide, Inc.	5,767	513,551
Forward Air Corp.	1,259	31,928
GXO Logistics, Inc.(a)	5,902	330,394
Hub Group, Inc., Class A	3,040	142,181
		1,059,776
Automobile Components — 1.5%
Adient PLC(a)	4,434	114,220
American Axle & Manufacturing Holdings, Inc.(a)	5,834	43,347
Autoliv, Inc.	3,448	348,731
BorgWarner, Inc.	11,298	398,932
Dana, Inc.	6,449	81,967
Dorman Products, Inc.(a)	1,311	132,896
Fox Factory Holding Corp.(a)	2,054	109,663
Garrett Motion, Inc.(a)(b)	5,965	52,253
Gentex Corp.	11,600	360,296
Gentherm, Inc.(a)	1,557	85,915
Goodyear Tire & Rubber Co. (The)(a)	14,168	165,766
LCI Industries	1,250	145,862
Lear Corp.	2,822	344,397
Luminar Technologies, Inc., Class A(a)(b)	15,168	25,179
Mobileye Global, Inc., Class A(a)(b)	4,264	89,544
Modine Manufacturing Co.(a)(b)	2,476	291,326
Patrick Industries, Inc.	1,089	139,457
Phinia, Inc.	2,272	101,558
QuantumScape Corp., Class A(a)(b)	17,719	114,465
Standard Motor Products, Inc.	1,042	34,105
Visteon Corp.(a)	1,368	158,059
XPEL, Inc.(a)(b)	1,100	44,957
		3,382,895
Automobiles — 0.6%
Harley-Davidson, Inc.	6,718	251,925
Lucid Group, Inc.(a)(b)	42,489	149,561
Rivian Automotive, Inc., Class A(a)(b)	35,788	587,281
Thor Industries, Inc.	2,552	270,869
Winnebago Industries, Inc.	1,417	88,591
		1,348,227
Security	Shares	Value
Banks — 7.8%
1st Source Corp.	901	$ 57,259
Amalgamated Financial Corp.	832	26,466
Amerant Bancorp, Inc., Class A	1,210	27,213
Ameris Bancorp	3,356	204,347
Associated Banc-Corp.	7,558	173,683
Atlantic Union Bankshares Corp.	4,234	174,822
Axos Financial, Inc.(a)	2,652	193,622
Banc of California, Inc.	7,086	99,062
BancFirst Corp.	1,033	110,975
Bancorp, Inc. (The)(a)	2,547	132,036
Bank First Corp.	460	42,642
Bank of Hawaii Corp.	1,989	136,425
Bank OZK	5,332	250,017
BankUnited, Inc.	3,710	142,909
Banner Corp.	1,687	99,904
Berkshire Hills Bancorp, Inc.	2,208	60,941
BOK Financial Corp.	1,145	117,752
Brookline Bancorp, Inc.	4,491	47,111
Business First Bancshares, Inc.	1,167	29,665
Byline Bancorp, Inc.	1,392	39,046
Cadence Bank	9,069	298,098
Capitol Federal Financial, Inc.	6,515	41,175
Cathay General Bancorp	3,549	157,292
Central Pacific Financial Corp.	531	13,854
City Holding Co.	746	90,937
Coastal Financial Corp.(a)	569	29,986
Columbia Banking System, Inc.	10,269	268,637
Columbia Financial, Inc.(a)	1,507	27,141
Comerica, Inc.	6,613	362,458
Commerce Bancshares, Inc.	6,401	414,209
Community Financial System, Inc.	2,641	162,897
Community Trust Bancorp, Inc.	804	40,779
ConnectOne Bancorp, Inc.	1,803	43,669
CrossFirst Bankshares, Inc.(a)	2,272	42,123
Cullen/Frost Bankers, Inc.	2,983	349,190
Customers Bancorp, Inc.(a)	1,501	96,784
CVB Financial Corp.	6,559	125,015
Dime Community Bancshares, Inc.	2,025	51,192
Eagle Bancorp, Inc.	1,591	34,238
East West Bancorp, Inc.	6,923	608,462
Eastern Bankshares, Inc.	9,872	164,270
Enterprise Financial Services Corp.	1,902	100,559
Equity Bancshares, Inc., Class A	649	26,284
FB Financial Corp.	1,797	83,902
First Bancorp	2,024	84,603
First Bancorp	8,162	175,075
First Bancshares, Inc. (The)	1,406	46,848
First Busey Corp.	2,998	82,265
First Commonwealth Financial Corp.	5,181	93,672
First Community Bankshares, Inc.	802	35,914
First Financial Bancorp	4,828	132,094
First Financial Bankshares, Inc.	7,055	271,335
First Hawaiian, Inc.	6,359	159,229
First Horizon Corp.	26,921	450,388
First Interstate BancSystem, Inc., Class A	4,694	148,190
First Merchants Corp.	2,921	117,862
First Mid Bancshares, Inc.	1,113	42,728
FNB Corp.	17,906	274,678
Fulton Financial Corp.	8,329	161,333
German American Bancorp, Inc.	1,478	58,144
Glacier Bancorp, Inc.	5,617	251,136
Great Southern Bancorp, Inc.	453	28,362

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp.	4,270	$ 233,697
HBT Financial, Inc.	680	15,640
Heartland Financial U.S.A., Inc.	2,092	114,056
Heritage Commerce Corp.	3,323	34,393
Heritage Financial Corp.	1,894	43,884
Hilltop Holdings, Inc.	2,341	77,230
Home BancShares, Inc.	9,866	279,504
Hope Bancorp, Inc.	5,856	77,065
Horizon Bancorp, Inc.	2,314	36,955
Independent Bank Corp.	2,143	137,473
Independent Bank Corp.	1,100	38,159
Independent Bank Group, Inc.	1,760	103,946
International Bancshares Corp.	2,661	179,458
Lakeland Financial Corp.	1,241	85,046
Live Oak Bancshares, Inc.	1,698	76,648
Macatawa Bank Corp.	1,289	19,103
Mercantile Bank Corp.	810	39,172
Metrocity Bankshares, Inc.	1,059	33,475
National Bank Holdings Corp., Class A	1,895	79,363
NB Bancorp, Inc.(a)(b)	1,904	36,404
NBT Bancorp, Inc.	2,185	107,109
New York Community Bancorp, Inc.	12,333	129,743
Nicolet Bankshares, Inc.	695	69,889
Northwest Bancshares, Inc.	6,206	87,132
OceanFirst Financial Corp.	2,899	52,675
OFG Bancorp	2,392	108,645
Old National Bancorp	15,931	318,939
Old Second Bancorp, Inc.	2,279	38,561
Origin Bancorp, Inc.	1,605	55,148
Pacific Premier Bancorp, Inc.	4,560	123,394
Park National Corp.	726	128,473
Pathward Financial, Inc.	1,270	85,776
Peoples Bancorp, Inc.	1,800	59,886
Pinnacle Financial Partners, Inc.	3,813	367,268
Popular, Inc.	3,532	362,489
Premier Financial Corp.	2,014	51,035
Prosperity Bancshares, Inc.	4,723	342,512
Provident Financial Services, Inc.	6,285	116,524
QCR Holdings, Inc.	826	63,139
Republic Bancorp, Inc., Class A	500	32,810
S&T Bancorp, Inc.	1,994	88,494
Sandy Spring Bancorp, Inc.	2,199	67,355
Seacoast Banking Corp. of Florida	4,270	118,877
ServisFirst Bancshares, Inc.	2,678	214,883
Simmons First National Corp., Class A	6,251	134,584
Southside Bancshares, Inc.	1,493	52,240
SouthState Corp.	3,834	379,451
Stellar Bancorp, Inc.	2,589	70,939
Stock Yards Bancorp, Inc.	1,335	83,064
Synovus Financial Corp.	7,377	344,875
Texas Capital Bancshares, Inc.(a)	2,319	153,286
Tompkins Financial Corp.	685	43,114
Towne Bank	3,554	118,135
TriCo Bancshares	1,630	75,844
Triumph Financial, Inc.(a)(b)	1,165	105,700
TrustCo Bank Corp.	940	33,473
Trustmark Corp.	2,876	99,883
UMB Financial Corp.	2,280	232,606
United Bankshares, Inc.	6,629	258,067
United Community Banks, Inc.	5,979	185,050
Univest Financial Corp.	1,475	40,784
Valley National Bancorp	21,576	181,238
Security	Shares	Value
Banks (continued)
Veritex Holdings, Inc.	2,644	$ 66,285
WaFd, Inc.	4,073	144,958
Webster Financial Corp.	8,569	425,194
WesBanco, Inc.	2,897	92,356
Westamerica BanCorp	1,274	68,745
Western Alliance Bancorp	5,435	437,300
Wintrust Financial Corp.	3,049	329,902
WSFS Financial Corp.	2,929	165,459
Zions Bancorp N.A.	7,326	378,534
		18,045,397
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS(a)	474	132,820
Coca-Cola Consolidated, Inc.	243	278,451
Duckhorn Portfolio, Inc. (The)(a)(b)	3,075	22,325
MGP Ingredients, Inc.	722	58,879
National Beverage Corp.	1,231	60,060
Vita Coco Co., Inc. (The)(a)	1,906	49,251
		601,786
Biotechnology — 4.9%
89bio, Inc.(a)	4,048	37,080
Absci Corp.(a)	5,086	22,378
ACADIA Pharmaceuticals, Inc.(a)	6,268	119,217
ADMA Biologics, Inc.(a)	11,777	144,622
Agios Pharmaceuticals, Inc.(a)	2,816	130,662
Akero Therapeutics, Inc.(a)	2,801	74,871
Alector, Inc.(a)	3,771	22,626
Alkermes PLC(a)	8,396	229,379
ALX Oncology Holdings, Inc.(a)	1,082	5,194
Amicus Therapeutics, Inc.(a)	13,018	134,216
AnaptysBio, Inc.(a)(b)	756	26,339
Apellis Pharmaceuticals, Inc.(a)(b)	4,019	159,152
Apogee Therapeutics, Inc.(a)	996	48,505
Applied Therapeutics, Inc.(a)	3,776	22,429
Arcellx, Inc.(a)(b)	1,942	120,035
Arcturus Therapeutics Holdings, Inc.(a)	1,165	27,331
Arcus Biosciences, Inc.(a)	2,587	42,453
Ardelyx, Inc.(a)(b)	10,909	60,545
ArriVent Biopharma, Inc.(a)	468	10,249
Arrowhead Pharmaceuticals, Inc.(a)	5,813	166,019
Astria Therapeutics, Inc.(a)(b)	1,611	18,816
Aurinia Pharmaceuticals, Inc.(a)	6,514	38,302
Beam Therapeutics, Inc.(a)(b)	3,520	111,373
Biohaven Ltd.(a)	3,809	149,808
Blueprint Medicines Corp.(a)	3,080	333,564
Bridgebio Pharma, Inc.(a)(b)	6,020	156,219
Cabaletta Bio, Inc.(a)	1,881	13,355
Cargo Therapeutics, Inc.(a)	763	12,994
Catalyst Pharmaceuticals, Inc.(a)	5,067	87,355
Celcuity, Inc.(a)	677	12,409
Celldex Therapeutics, Inc.(a)(b)	2,898	110,443
Cerevel Therapeutics Holdings, Inc.(a)(b)	3,805	171,073
CG oncology, Inc.(a)(b)	1,138	37,952
Cogent Biosciences, Inc.(a)(b)	3,787	35,711
Crinetics Pharmaceuticals, Inc.(a)	3,243	172,268
CRISPR Therapeutics AG(a)(b)	4,196	240,389
Cullinan Therapeutics, Inc.(a)	1,928	37,307
Cytokinetics, Inc.(a)	5,326	314,287
Day One Biopharmaceuticals, Inc.(a)	3,198	45,763
Denali Therapeutics, Inc.(a)	5,984	145,830
Dianthus Therapeutics, Inc.(a)(b)	646	19,238
Disc Medicine, Inc.(a)(b)	546	23,565
Dynavax Technologies Corp.(a)	6,580	73,630

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Dyne Therapeutics, Inc.(a)	3,157	$ 135,467
Exelixis, Inc.(a)	14,397	337,610
Geron Corp.(a)	24,681	116,988
Gyre Therapeutics, Inc.(a)	686	9,926
Halozyme Therapeutics, Inc.(a)	6,330	349,796
HilleVax, Inc.(a)(b)	1,043	1,909
Ideaya Biosciences, Inc.(a)	3,563	153,387
Immunome, Inc.(a)(b)	2,181	33,609
Immunovant, Inc.(a)	3,131	91,018
Insmed, Inc.(a)	8,037	584,692
Intellia Therapeutics, Inc.(a)(b)	4,677	122,584
Ionis Pharmaceuticals, Inc.(a)(b)	6,776	335,141
Iovance Biotherapeutics, Inc.(a)(b)	10,780	94,109
Ironwood Pharmaceuticals, Inc., Class A(a)	6,943	47,421
Keros Therapeutics, Inc.(a)(b)	1,341	67,265
Kiniksa Pharmaceuticals International PLC(a)	1,621	43,119
Korro Bio, Inc.(a)(b)	228	10,616
Krystal Biotech, Inc.(a)	1,257	262,034
Kura Oncology, Inc.(a)	2,616	54,439
Kymera Therapeutics, Inc.(a)(b)	2,168	100,162
Kyverna Therapeutics, Inc.(a)(b)	812	7,032
Lyell Immunopharma, Inc.(a)(b)	7,851	12,640
Madrigal Pharmaceuticals, Inc.(a)(b)	793	225,735
MannKind Corp.(a)	13,518	77,864
Mirum Pharmaceuticals, Inc.(a)	1,687	68,408
Morphic Holding, Inc.(a)	1,987	112,583
Myriad Genetics, Inc.(a)	4,389	122,760
Novavax, Inc.(a)(b)	6,211	79,563
Nuvalent, Inc., Class A(a)	1,499	119,830
Olema Pharmaceuticals, Inc.(a)(b)	1,323	21,380
ORIC Pharmaceuticals, Inc.(a)	1,787	20,014
Perspective Therapeutics, Inc.(a)	2,362	32,123
Praxis Precision Medicines, Inc.(a)	832	48,015
Prime Medicine, Inc.(a)(b)	2,487	13,952
Protagonist Therapeutics, Inc.(a)	2,765	103,522
PTC Therapeutics, Inc.(a)	3,834	129,781
Recursion Pharmaceuticals, Inc., Class A(a)(b)	10,389	85,190
REGENXBIO, Inc.(a)	1,963	27,973
Relay Therapeutics, Inc.(a)	4,641	38,149
REVOLUTION Medicines, Inc.(a)	6,943	316,879
Rhythm Pharmaceuticals, Inc.(a)(b)	2,526	121,778
Rocket Pharmaceuticals, Inc.(a)(b)	3,488	84,410
Roivant Sciences Ltd.(a)(b)	19,321	209,633
Sage Therapeutics, Inc.(a)	2,159	23,641
Sana Biotechnology, Inc.(a)(b)	5,964	36,321
Savara, Inc.(a)	4,283	19,702
Scholar Rock Holding Corp.(a)	2,328	21,138
Shattuck Labs, Inc.(a)	1,869	7,439
Soleno Therapeutics, Inc.(a)(b)	1,050	50,641
SpringWorks Therapeutics, Inc.(a)(b)	2,728	97,962
Spyre Therapeutics, Inc.(a)	1,059	29,123
Stoke Therapeutics, Inc.(a)	1,911	28,608
Summit Therapeutics, Inc.(a)(b)	4,098	44,258
Syndax Pharmaceuticals, Inc.(a)	4,210	95,567
Tango Therapeutics, Inc.(a)	2,315	22,803
TG Therapeutics, Inc.(a)(b)	7,053	139,367
Twist Bioscience Corp.(a)	2,716	151,580
Tyra Biosciences, Inc.(a)	745	16,509
Ultragenyx Pharmaceutical, Inc.(a)	4,265	192,010
Vaxcyte, Inc.(a)	4,965	391,689
Vera Therapeutics, Inc., Class A(a)	1,832	67,033
Veracyte, Inc.(a)	3,738	89,712
Security	Shares	Value
Biotechnology (continued)
Vericel Corp.(a)	2,420	$ 122,258
Verve Therapeutics, Inc.(a)(b)	3,203	22,421
Viking Therapeutics, Inc.(a)(b)	5,175	294,975
Vir Biotechnology, Inc.(a)	4,685	47,600
Viridian Therapeutics, Inc.(a)(b)	2,390	40,272
Xencor, Inc.(a)	3,051	62,301
Y-mAbs Therapeutics, Inc.(a)	1,364	16,750
Zentalis Pharmaceuticals, Inc.(a)	2,775	10,795
Zymeworks, Inc.(a)(b)	2,059	21,537
		11,159,471
Broadline Retail — 0.5%
Dillard’s, Inc., Class A(b)	205	81,711
Etsy, Inc.(a)	5,802	377,942
Kohl’s Corp.	5,399	116,943
Macy’s, Inc.	13,683	236,442
Nordstrom, Inc.	5,371	122,620
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,072	299,950
Savers Value Village, Inc.(a)(b)	1,328	13,532
		1,249,140
Building Products — 1.9%
AAON, Inc.(b)	3,432	303,835
American Woodmark Corp.(a)(b)	783	79,983
Apogee Enterprises, Inc.	1,092	74,955
Armstrong World Industries, Inc.	2,182	286,715
AZEK Co., Inc. (The), Class A(a)	7,256	325,722
AZZ, Inc.	1,497	119,700
CSW Industrials, Inc.	760	246,559
Fortune Brands Innovations, Inc.	6,252	505,224
Gibraltar Industries, Inc.(a)	1,505	111,776
Griffon Corp.	1,876	135,185
Hayward Holdings, Inc.(a)	6,967	103,042
Insteel Industries, Inc.	906	31,031
Janus International Group, Inc.(a)(b)	5,620	81,040
JELD-WEN Holding, Inc.(a)	4,265	71,183
Masterbrand, Inc.(a)	6,279	113,336
Quanex Building Products Corp.	2,194	73,280
Resideo Technologies, Inc.(a)	7,471	169,741
Simpson Manufacturing Co., Inc.	2,121	407,423
Tecnoglass, Inc.	1,154	62,097
Trex Co., Inc.(a)	5,389	450,682
UFP Industries, Inc.	3,068	404,761
Zurn Elkay Water Solutions Corp.	7,203	233,809
		4,391,079
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	1,609	298,663
Artisan Partners Asset Management, Inc., Class A	3,495	154,339
AssetMark Financial Holdings, Inc.(a)	1,120	38,640
B Riley Financial, Inc.(b)	783	15,034
BGC Group, Inc., Class A	18,373	169,215
Blue Owl Capital, Inc., Class A	22,508	429,228
Brightsphere Investment Group, Inc.	1,415	37,059
Cohen & Steers, Inc.	1,322	113,454
Donnelley Financial Solutions, Inc.(a)	1,247	84,148
Evercore, Inc., Class A	1,800	450,702
Federated Hermes, Inc., Class B	4,129	141,749
Freedom Holding Corp.(a)(b)	869	73,126
Hamilton Lane, Inc., Class A	1,952	281,810
Houlihan Lokey, Inc., Class A	2,607	391,702
Invesco Ltd.	16,110	278,059
Janus Henderson Group PLC	6,462	240,580
Jefferies Financial Group, Inc.	8,183	478,460

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
MarketAxess Holdings, Inc.	1,877	$ 419,566
Moelis & Co., Class A	3,456	235,008
Open Lending Corp.(a)	4,908	30,920
Perella Weinberg Partners, Class A	2,561	48,403
Piper Sandler Cos.	717	195,942
PJT Partners, Inc., Class A	1,129	150,089
SEI Investments Co.	5,603	380,107
StepStone Group, Inc., Class A	2,805	140,979
Stifel Financial Corp.	4,986	442,109
StoneX Group, Inc.(a)	1,375	114,592
TPG, Inc., Class A	4,162	212,220
Victory Capital Holdings, Inc., Class A	2,080	108,971
Virtu Financial, Inc., Class A	4,313	117,831
Virtus Investment Partners, Inc.	349	78,874
WisdomTree, Inc.	5,749	68,643
		6,420,222
Chemicals — 2.1%
AdvanSix, Inc.	1,365	38,179
Arcadium Lithium PLC(a)	53,414	169,857
Ashland, Inc.	2,312	223,455
Aspen Aerogels, Inc.(a)	2,921	59,618
Avient Corp.	4,504	203,761
Axalta Coating Systems Ltd.(a)	10,257	365,662
Balchem Corp.	1,601	284,113
Cabot Corp.	2,725	273,290
Chemours Co. (The)	7,338	177,359
Ecovyst, Inc.(a)	5,221	49,808
Element Solutions, Inc.	11,250	303,188
FMC Corp.	6,192	361,365
Ginkgo Bioworks Holdings, Inc., Class A(a)	75,573	28,718
Hawkins, Inc.	975	101,303
HB Fuller Co.	2,686	231,533
Huntsman Corp.	8,176	195,652
Ingevity Corp.(a)	1,658	76,086
Innospec, Inc.	1,241	162,745
Koppers Holdings, Inc.	1,075	43,763
Kronos Worldwide, Inc.	1,076	12,869
LSB Industries, Inc.(a)	2,356	21,463
Mativ Holdings, Inc.	2,697	51,486
Minerals Technologies, Inc.	1,653	129,562
NewMarket Corp.	355	199,109
Olin Corp.	5,940	270,923
Orion SA	2,804	69,034
Perimeter Solutions SA(a)	6,359	61,619
PureCycle Technologies, Inc.(a)(b)	4,879	37,617
Quaker Chemical Corp.	683	124,012
Scotts Miracle-Gro Co. (The)	2,142	168,361
Sensient Technologies Corp.	2,079	162,266
Stepan Co.	1,070	90,554
Tronox Holdings PLC	5,894	95,247
		4,843,577
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	3,227	179,292
ACV Auctions, Inc., Class A(a)(b)	7,243	123,710
Brady Corp., Class A, NVS	2,193	157,041
BrightView Holdings, Inc.(a)	2,102	30,248
Brink’s Co. (The)	2,214	243,518
Casella Waste Systems, Inc., Class A(a)	2,829	292,971
CECO Environmental Corp.(a)	1,522	44,442
Cimpress PLC(a)(b)	805	73,472
CoreCivic, Inc.(a)	5,481	76,405
Deluxe Corp.	2,049	49,955
Security	Shares	Value
Commercial Services & Supplies (continued)
Driven Brands Holdings, Inc.(a)	3,018	$ 40,562
Ennis, Inc.	1,230	29,323
Enviri Corp.(a)	3,874	45,791
GEO Group, Inc. (The)(a)	6,005	87,073
Healthcare Services Group, Inc.(a)	3,715	42,462
HNI Corp.	2,352	129,242
Interface, Inc., Class A(b)	2,853	49,300
Liquidity Services, Inc.(a)	1,221	27,436
Matthews International Corp., Class A	1,531	44,322
MillerKnoll, Inc.	3,546	109,997
Montrose Environmental Group, Inc.(a)(b)	1,622	51,726
MSA Safety, Inc.	1,848	348,625
OPENLANE, Inc.(a)	5,302	94,800
Pitney Bowes, Inc.	419	2,765
Steelcase, Inc., Class A	4,432	64,220
Stericycle, Inc.(a)	4,605	269,623
UniFirst Corp.	731	142,209
Vestis Corp.	6,435	83,462
Viad Corp.(a)	984	32,718
VSE Corp.	807	71,815
		3,038,525
Communications Equipment — 0.5%
Calix, Inc.(a)	2,942	121,004
Ciena Corp.(a)	7,159	377,566
Digi International, Inc.(a)(b)	1,769	48,294
Extreme Networks, Inc.(a)	6,540	93,522
Harmonic, Inc.(a)	5,471	80,205
Infinera Corp.(a)(b)	10,523	62,507
Lumentum Holdings, Inc.(a)	3,344	173,152
NetScout Systems, Inc.(a)	3,353	68,233
Viasat, Inc.(a)(b)	4,012	81,123
Viavi Solutions, Inc.(a)	10,963	88,142
		1,193,748
Construction & Engineering — 1.5%
Ameresco, Inc., Class A(a)(b)	1,610	50,828
API Group Corp.(a)	9,435	357,492
Arcosa, Inc.	2,396	222,612
Argan, Inc.	657	51,857
Centuri Holdings, Inc.(a)	687	11,342
Construction Partners, Inc., Class A(a)	2,147	138,804
Dycom Industries, Inc.(a)	1,455	267,007
Fluor Corp.(a)	8,452	406,541
Granite Construction, Inc.	2,175	148,901
IES Holdings, Inc.(a)	446	68,671
Limbach Holdings, Inc.(a)	503	32,051
MasTec, Inc.(a)	3,048	335,371
MDU Resources Group, Inc.	9,337	251,539
MYR Group, Inc.(a)	825	115,896
Primoris Services Corp.	2,645	149,363
Sterling Infrastructure, Inc.(a)	1,562	181,754
Tutor Perini Corp.(a)	2,150	53,514
Valmont Industries, Inc.	984	293,586
WillScot Holdings Corp.(a)	9,660	396,060
		3,533,189
Construction Materials — 0.4%
Eagle Materials, Inc.	1,698	462,366
Knife River Corp.(a)	2,520	200,390
Summit Materials, Inc., Class A(a)	5,882	245,750
United States Lime & Minerals, Inc.	540	45,927
		954,433

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	2,427	$ 132,466
Credit Acceptance Corp.(a)(b)	292	167,871
Encore Capital Group, Inc.(a)	1,145	57,880
Enova International, Inc.(a)	1,287	111,287
EZCORP, Inc., Class A, NVS(a)(b)	2,621	27,311
FirstCash Holdings, Inc.	1,959	218,624
LendingClub Corp.(a)	5,411	67,692
LendingTree, Inc.(a)	611	32,517
Moneylion, Inc., Class A(a)	314	21,641
Navient Corp.	4,024	66,034
Nelnet, Inc., Class A	678	76,417
NerdWallet, Inc., Class A(a)	1,877	27,460
OneMain Holdings, Inc.	5,699	297,830
PRA Group, Inc.(a)	1,847	49,223
PROG Holdings, Inc.	2,131	96,023
SLM Corp.	10,842	246,005
SoFi Technologies, Inc.(a)(b)	51,637	389,343
Upstart Holdings, Inc.(a)(b)	3,736	104,346
World Acceptance Corp.(a)	192	23,447
		2,213,417
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	1,634	89,102
Chefs’ Warehouse, Inc. (The)(a)(b)	1,747	72,658
Grocery Outlet Holding Corp.(a)	4,782	93,536
Ingles Markets, Inc., Class A	705	57,140
Maplebear, Inc.(a)	7,285	251,260
PriceSmart, Inc.	1,265	115,532
SpartanNash Co.	1,774	37,467
Sprouts Farmers Market, Inc.(a)	4,993	498,751
United Natural Foods, Inc.(a)	2,983	46,236
Weis Markets, Inc.	798	60,209
		1,321,891
Containers & Packaging — 1.0%
AptarGroup, Inc.	3,264	479,743
Berry Global Group, Inc.	5,806	381,570
Graphic Packaging Holding Co.	15,181	456,948
Greif, Inc., Class A, NVS	1,251	83,417
Greif, Inc., Class B	154	10,883
Myers Industries, Inc.	1,729	25,762
O-I Glass, Inc.(a)	7,609	101,656
Pactiv Evergreen, Inc.	1,973	25,925
Ranpak Holdings Corp., Class A(a)	2,165	15,631
Sealed Air Corp.	7,211	274,379
Silgan Holdings, Inc.	4,060	208,806
Sonoco Products Co.	4,858	261,944
TriMas Corp.	1,988	48,865
		2,375,529
Distributors — 0.0%
A-Mark Precious Metals, Inc.	878	33,751
GigaCloud Technology, Inc., Class A(a)(b)	1,110	32,667
		66,418
Diversified Consumer Services — 1.1%
ADT, Inc.	15,543	120,924
Adtalem Global Education, Inc.(a)	1,875	147,019
Bright Horizons Family Solutions, Inc.(a)	2,851	342,833
Chegg, Inc.(a)	5,075	17,306
Coursera, Inc.(a)	5,356	49,811
Duolingo, Inc., Class A(a)	1,823	313,447
European Wax Center, Inc., Class A(a)	1,665	15,634
Frontdoor, Inc.(a)	3,836	151,369
Graham Holdings Co., Class B	169	130,950
Security	Shares	Value
Diversified Consumer Services (continued)
Grand Canyon Education, Inc.(a)	1,398	$ 218,018
H&R Block, Inc.	6,938	401,988
Laureate Education, Inc., Class A	6,901	106,965
Mister Car Wash, Inc.(a)	4,657	35,393
OneSpaWorld Holdings Ltd.(a)	4,677	75,253
Perdoceo Education Corp.	3,237	80,245
Strategic Education, Inc.	1,107	116,678
Stride, Inc.(a)(b)	2,087	158,570
Udemy, Inc.(a)	4,565	42,181
Universal Technical Institute, Inc.(a)	2,059	38,997
		2,563,581
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	3,675	72,434
American Assets Trust, Inc.	2,591	68,713
Armada Hoffler Properties, Inc.	3,380	40,154
Broadstone Net Lease, Inc.	8,554	148,925
Empire State Realty Trust, Inc., Class A	6,766	72,870
Essential Properties Realty Trust, Inc.	8,684	256,960
Gladstone Commercial Corp.	2,015	30,326
Global Net Lease, Inc.	10,067	87,583
		777,965
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	592	23,834
Cogent Communications Holdings, Inc.	2,194	154,874
Consolidated Communications Holdings, Inc.(a)	3,910	17,986
Frontier Communications Parent, Inc.(a)	9,096	266,513
Globalstar, Inc.(a)	38,512	46,599
IDT Corp., Class B	1,006	38,459
Iridium Communications, Inc.	5,478	157,219
Liberty Global Ltd., Class A(a)	8,159	159,019
Liberty Global Ltd., Class C, NVS(a)(b)	8,384	168,602
Liberty Latin America Ltd., Class A(a)	1,797	18,833
Liberty Latin America Ltd., Class C, NVS(a)	5,671	60,113
Lumen Technologies, Inc.(a)	50,272	158,357
		1,270,408
Electric Utilities — 0.9%
ALLETE, Inc.	2,878	185,631
Hawaiian Electric Industries, Inc.	5,559	92,057
IDACORP, Inc.	2,508	245,157
MGE Energy, Inc.	1,783	156,619
OGE Energy Corp.	9,940	385,374
Otter Tail Corp.	2,070	200,624
Pinnacle West Capital Corp.	5,658	484,268
PNM Resources, Inc.	4,450	185,031
Portland General Electric Co.	5,134	243,249
		2,178,010
Electrical Equipment — 1.2%
Acuity Brands, Inc.	1,537	386,325
Allient, Inc.	752	21,763
Atkore, Inc.	1,808	244,080
Bloom Energy Corp., Class A(a)(b)	10,114	136,943
ChargePoint Holdings, Inc., Class A(a)(b)	19,481	42,274
EnerSys	1,988	218,541
Fluence Energy, Inc., Class A(a)	2,988	48,943
Generac Holdings, Inc.(a)(b)	3,001	467,196
NEXTracker, Inc., Class A(a)	6,341	311,597
Plug Power, Inc.(a)(b)	34,960	86,351
Powell Industries, Inc.	482	88,510
Preformed Line Products Co.	122	16,820
Sensata Technologies Holding PLC	7,519	293,166
SES AI Corp., Class A(a)(b)	6,871	8,451

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Sunrun, Inc.(a)(b)	10,952	$ 191,988
Thermon Group Holdings, Inc.(a)	1,664	54,596
Vicor Corp.(a)	1,128	47,500
		2,665,044
Electronic Equipment, Instruments & Components — 2.7%
Advanced Energy Industries, Inc.	1,840	214,121
Arlo Technologies, Inc.(a)	4,730	71,707
Arrow Electronics, Inc.(a)	2,647	327,407
Avnet, Inc.	4,496	241,705
Badger Meter, Inc.	1,462	301,406
Bel Fuse, Inc., Class B, NVS	515	38,249
Belden, Inc.	2,010	186,307
Benchmark Electronics, Inc.	1,778	85,113
Cognex Corp.	8,130	403,411
Coherent Corp.(a)	7,508	523,157
Crane NXT Co.	2,818	177,196
CTS Corp.	1,508	73,711
ePlus, Inc.(a)	1,326	121,886
Evolv Technologies Holdings, Inc., Class A(a)(b)	5,307	18,415
Fabrinet(a)	1,805	398,111
Insight Enterprises, Inc.(a)(b)	1,402	314,749
IPG Photonics Corp.(a)	1,505	121,002
Itron, Inc.(a)	2,251	232,843
Kimball Electronics, Inc.(a)	1,222	28,961
Knowles Corp.(a)	4,646	84,882
Littelfuse, Inc.	1,238	330,682
Mirion Technologies, Inc., Class A(a)	10,900	114,886
Napco Security Technologies, Inc.	1,728	96,440
Novanta, Inc.(a)	1,777	321,957
OSI Systems, Inc.(a)	826	122,232
PAR Technology Corp.(a)	1,657	83,911
PC Connection, Inc.	671	48,023
Plexus Corp.(a)	1,352	173,286
Powerfleet, Inc.(a)	5,054	22,895
Rogers Corp.(a)	844	103,120
Sanmina Corp.(a)	2,740	206,404
ScanSource, Inc.(a)	1,295	67,405
TTM Technologies, Inc.(a)	5,203	100,834
Vishay Intertechnology, Inc.	5,665	137,716
Vontier Corp.	7,688	301,600
		6,195,730
Energy Equipment & Services — 1.6%
Archrock, Inc.	7,316	151,661
Atlas Energy Solutions, Inc.	3,313	70,368
Bristow Group, Inc.(a)	964	36,584
Cactus, Inc., Class A	3,245	204,824
ChampionX Corp.	9,442	323,483
Core Laboratories, Inc.(b)	2,344	57,405
Diamond Offshore Drilling, Inc.(a)	5,006	82,198
Dril-Quip, Inc.(a)	1,619	28,041
Helix Energy Solutions Group, Inc.(a)	7,246	85,503
Helmerich & Payne, Inc.	4,918	198,786
Kodiak Gas Services, Inc.	892	25,734
Liberty Energy, Inc., Class A	7,939	191,727
Nabors Industries Ltd.(a)(b)	445	45,759
Newpark Resources, Inc.(a)	3,852	31,817
NOV, Inc.	19,532	406,656
Oceaneering International, Inc.(a)(b)	4,946	148,479
Patterson-UTI Energy, Inc.	18,445	202,711
ProFrac Holding Corp., Class A(a)(b)	1,325	12,309
ProPetro Holding Corp.(a)	3,712	35,598
RPC, Inc.	4,817	35,983
Security	Shares	Value
Energy Equipment & Services (continued)
Select Water Solutions, Inc., Class A	4,578	$ 54,112
TETRA Technologies, Inc.(a)(b)	6,099	22,749
Tidewater, Inc.(a)	2,433	240,770
Transocean Ltd.(a)	36,016	208,533
U.S. Silica Holdings, Inc.(a)	3,852	59,667
Valaris Ltd.(a)	3,112	244,572
Weatherford International PLC(a)	3,643	429,364
		3,635,393
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(a)(b)	13,623	72,338
Atlanta Braves Holdings, Inc., Class A(a)	531	24,384
Atlanta Braves Holdings, Inc., Class C, NVS(a)	2,266	98,412
Cinemark Holdings, Inc.(a)	5,455	128,629
Endeavor Group Holdings, Inc., Class A(b)	9,160	251,167
IMAX Corp.(a)(b)	2,237	47,201
Liberty Media Corp. - Liberty Live, Class A(a)	1,003	37,883
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	2,312	90,214
Lions Gate Entertainment Corp., Class A(a)(b)	2,355	21,595
Lions Gate Entertainment Corp., Class B, NVS(a)	6,327	52,135
Madison Square Garden Entertainment Corp.(a)	2,028	80,086
Madison Square Garden Sports Corp., Class A(a)	830	166,340
Playtika Holding Corp.	3,472	26,491
Roku, Inc., Class A(a)	5,969	347,456
Sphere Entertainment Co., Class A(a)(b)	1,323	58,847
TKO Group Holdings, Inc., Class A	3,508	383,600
Vivid Seats, Inc., Class A(a)(b)	3,821	18,646
Warner Music Group Corp., Class A	6,714	201,487
		2,106,911
Financial Services — 2.4%
Acacia Research Corp.(a)	2,508	13,418
Affirm Holdings, Inc., Class A(a)(b)	11,361	321,403
AvidXchange Holdings, Inc.(a)	8,759	78,305
Cannae Holdings, Inc.(b)	2,834	56,992
Cass Information Systems, Inc.	629	27,009
Compass Diversified Holdings	3,044	73,239
Enact Holdings, Inc.	1,476	50,228
Essent Group Ltd.	5,318	334,183
Euronet Worldwide, Inc.(a)	2,141	218,361
EVERTEC, Inc.	2,977	102,617
Federal Agricultural Mortgage Corp., Class C, NVS	467	96,305
Flywire Corp.(a)	4,804	87,961
HA Sustainable Infrastructure Capital, Inc.	5,595	183,348
I3 Verticals, Inc., Class A(a)	1,111	27,231
International Money Express, Inc.(a)	1,786	39,667
Jackson Financial, Inc., Class A	3,081	271,313
Marqeta, Inc., Class A(a)	19,940	107,477
Merchants Bancorp	873	39,285
MGIC Investment Corp.	13,173	327,217
Mr. Cooper Group, Inc.(a)	3,009	270,449
NCR Atleos Corp.(a)(b)	3,562	114,518
NMI Holdings, Inc., Class A(a)	3,818	150,238
PennyMac Financial Services, Inc., Class A	1,388	136,191
Radian Group, Inc.	7,585	281,403
Remitly Global, Inc.(a)	7,144	94,372
Repay Holdings Corp., Class A(a)	4,137	39,798
Rocket Cos., Inc., Class A(a)(b)	6,383	103,341
Shift4 Payments, Inc., Class A(a)(b)	2,974	204,581
TFS Financial Corp.	2,753	37,331
Toast, Inc., Class A(a)(b)	20,335	531,964
Voya Financial, Inc.	4,987	362,704
Walker & Dunlop, Inc.	1,653	176,706

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Western Union Co. (The)	16,315	$ 193,985
WEX, Inc.(a)	2,084	382,310
		5,535,450
Food Products — 1.2%
B&G Foods, Inc.	3,942	33,980
Cal-Maine Foods, Inc.	2,108	150,870
Darling Ingredients, Inc.(a)	7,917	314,542
Flowers Foods, Inc.	9,947	224,006
Fresh Del Monte Produce, Inc.	1,827	45,766
Freshpet, Inc.(a)	2,256	274,555
Hain Celestial Group, Inc. (The)(a)	4,355	33,708
Ingredion, Inc.	3,237	402,586
J & J Snack Foods Corp.	745	125,681
John B. Sanfilippo & Son, Inc.	437	45,828
Lancaster Colony Corp.	1,014	195,763
Mission Produce, Inc.(a)(b)	2,172	24,413
Pilgrim’s Pride Corp.(a)	2,065	85,140
Post Holdings, Inc.(a)	2,705	295,819
Seaboard Corp.	13	42,223
Simply Good Foods Co. (The)(a)	4,437	150,503
Tootsie Roll Industries, Inc.	725	22,359
TreeHouse Foods, Inc.(a)	2,317	93,329
Utz Brands, Inc., Class A	3,358	49,833
Vital Farms, Inc.(a)	1,353	49,371
Westrock Coffee Co.(a)(b)	1,461	14,464
WK Kellogg Co.	3,213	56,549
		2,731,288
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	1,073	126,646
National Fuel Gas Co.	4,548	266,467
New Jersey Resources Corp.	4,929	230,431
Northwest Natural Holding Co.	1,906	76,202
ONE Gas, Inc.	2,604	181,316
Southwest Gas Holdings, Inc.	2,763	204,904
Spire, Inc.	2,862	190,581
UGI Corp.	10,365	256,845
		1,533,392
Ground Transportation — 0.9%
ArcBest Corp.	1,166	146,974
Avis Budget Group, Inc.	875	88,384
Covenant Logistics Group, Inc., Class A	414	23,163
FTAI Infrastructure, Inc.	5,389	55,561
Heartland Express, Inc.	2,579	33,450
Hertz Global Holdings, Inc.(a)(b)	6,478	26,430
Knight-Swift Transportation Holdings, Inc.	7,471	406,646
Landstar System, Inc.	1,810	344,352
Lyft, Inc., Class A(a)	17,619	212,309
Marten Transport Ltd.	2,869	53,966
RXO, Inc.(a)	5,849	185,472
Ryder System, Inc.	2,166	303,587
Schneider National, Inc., Class B	2,593	69,778
Universal Logistics Holdings, Inc.	357	15,362
Werner Enterprises, Inc.	3,154	123,605
		2,089,039
Health Care Equipment & Supplies — 2.5%
Alphatec Holdings, Inc.(a)	5,156	52,076
Artivion, Inc.(a)	1,855	50,363
AtriCure, Inc.(a)	2,380	51,337
Atrion Corp.	69	31,623
Avanos Medical, Inc.(a)	2,328	55,686
Axonics, Inc.(a)	2,493	170,721
Security	Shares	Value
Health Care Equipment & Supplies (continued)
CONMED Corp.	1,517	$ 104,734
DENTSPLY SIRONA, Inc.	10,292	279,325
Embecta Corp.	2,819	44,174
Enovis Corp.(a)	2,583	123,054
Envista Holdings Corp.(a)	8,422	143,763
Establishment Labs Holdings, Inc.(a)(b)	1,236	54,928
Glaukos Corp.(a)	2,496	292,456
Globus Medical, Inc., Class A(a)	5,594	402,544
Haemonetics Corp.(a)	2,529	227,736
ICU Medical, Inc.(a)	1,048	133,075
Inari Medical, Inc.(a)	2,506	116,679
Inspire Medical Systems, Inc.(a)	1,473	207,767
Integer Holdings Corp.(a)	1,647	195,598
Integra LifeSciences Holdings Corp.(a)	3,344	82,965
iRhythm Technologies, Inc.(a)	1,549	133,601
Lantheus Holdings, Inc.(a)	3,403	356,736
LeMaitre Vascular, Inc.	981	85,239
LivaNova PLC(a)	2,663	131,552
Masimo Corp.(a)	2,221	237,603
Merit Medical Systems, Inc.(a)	2,876	245,294
Neogen Corp.(a)(b)	10,810	184,094
Novocure Ltd.(a)	4,779	108,818
Omnicell, Inc.(a)	2,297	67,095
OrthoPediatrics Corp.(a)	793	24,409
Paragon 28, Inc.(a)(b)	1,927	15,011
Penumbra, Inc.(a)(b)	1,876	313,461
PROCEPT BioRobotics Corp.(a)	2,271	143,800
QuidelOrtho Corp.(a)	2,490	97,832
RxSight, Inc.(a)	1,583	72,454
SI-BONE, Inc.(a)	1,901	28,895
STAAR Surgical Co.(a)	1,867	77,014
Tandem Diabetes Care, Inc.(a)(b)	3,266	120,777
TransMedics Group, Inc.(a)(b)	1,624	231,030
Treace Medical Concepts, Inc.(a)	2,228	16,108
UFP Technologies, Inc.(a)	368	118,345
Varex Imaging Corp.(a)	1,975	29,210
		5,658,982
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	4,550	295,068
Accolade, Inc.(a)	3,561	14,600
Addus HomeCare Corp.(a)	873	105,947
agilon health, Inc.(a)(b)	15,224	104,893
Amedisys, Inc.(a)	1,584	155,311
AMN Healthcare Services, Inc.(a)	1,936	130,912
Astrana Health, Inc.(a)(b)	1,967	103,189
BrightSpring Health Services, Inc.(a)(b)	2,638	32,685
Brookdale Senior Living, Inc.(a)	8,823	68,202
Castle Biosciences, Inc.(a)	1,322	31,900
Chemed Corp.	745	424,769
CorVel Corp.(a)	479	146,957
Cross Country Healthcare, Inc.(a)	1,664	30,351
Encompass Health Corp.	4,969	461,819
Ensign Group, Inc. (The)	2,811	395,648
Fulgent Genetics, Inc.(a)	1,052	25,174
Guardant Health, Inc.(a)	5,850	205,511
HealthEquity, Inc.(a)	4,253	333,776
Henry Schein, Inc.(a)	6,358	457,395
Hims & Hers Health, Inc., Class A(a)	7,860	166,947
LifeStance Health Group, Inc.(a)	4,363	24,040
National HealthCare Corp.	746	101,575
National Research Corp., Class A	715	18,225
NeoGenomics, Inc.(a)	6,283	111,398

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
OPKO Health, Inc.(a)(b)	15,408	$ 21,879
Option Care Health, Inc.(a)	8,594	255,156
Owens & Minor, Inc.(a)	3,396	55,762
PACS Group, Inc.(a)	1,186	42,459
Patterson Cos., Inc.	3,989	100,722
Pediatrix Medical Group, Inc.(a)	4,323	36,054
PetIQ, Inc., Class A(a)	1,262	27,613
Premier, Inc., Class A	5,136	107,753
Privia Health Group, Inc.(a)	5,260	109,092
Progyny, Inc.(a)(b)	4,171	117,622
R1 RCM, Inc.(a)	7,690	99,047
RadNet, Inc.(a)	3,278	195,861
Select Medical Holdings Corp.	5,057	201,066
Surgery Partners, Inc.(a)(b)	3,991	121,167
Talkspace, Inc.(a)	5,704	11,465
U.S. Physical Therapy, Inc.	729	71,078
		5,520,088
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	3,224	51,390
CareTrust REIT, Inc.	7,150	192,764
Community Healthcare Trust, Inc.	1,312	28,549
Diversified Healthcare Trust	8,063	26,930
Global Medical REIT, Inc.	3,192	30,484
LTC Properties, Inc.	2,170	77,491
Medical Properties Trust, Inc.	30,088	144,723
National Health Investors, Inc.	2,180	163,195
Omega Healthcare Investors, Inc.	12,187	443,607
Sabra Health Care REIT, Inc.	10,452	169,636
Universal Health Realty Income Trust	681	29,113
		1,357,882
Health Care Technology — 0.3%
Certara, Inc.(a)	5,394	84,200
Definitive Healthcare Corp., Class A(a)	2,626	10,242
Doximity, Inc., Class A(a)(b)	6,184	173,152
Evolent Health, Inc., Class A(a)(b)	5,641	131,548
GoodRx Holdings, Inc., Class A(a)(b)	3,908	35,368
HealthStream, Inc.	1,282	38,088
Phreesia, Inc.(a)(b)	2,690	67,116
Schrodinger, Inc.(a)	2,712	60,423
Simulations Plus, Inc.	794	32,427
Teladoc Health, Inc.(a)(b)	8,352	78,759
		711,323
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	11,232	166,121
DiamondRock Hospitality Co.	10,122	83,304
Park Hotels & Resorts, Inc.	10,405	156,699
Pebblebrook Hotel Trust	5,815	79,607
RLJ Lodging Trust	7,534	71,121
Ryman Hospitality Properties, Inc.	2,912	292,685
Service Properties Trust	8,335	47,260
Summit Hotel Properties, Inc.	5,260	33,348
Sunstone Hotel Investors, Inc.	10,055	104,170
Xenia Hotels & Resorts, Inc.	5,079	70,497
		1,104,812
Hotels, Restaurants & Leisure — 3.0%
Accel Entertainment, Inc., Class A(a)	3,017	36,807
Aramark	12,889	441,706
Bally’s Corp.(a)	1,148	19,780
BJ’s Restaurants, Inc.(a)	941	29,717
Bloomin’ Brands, Inc.	3,939	82,128
Bowlero Corp., Class A	1,083	14,025
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	3,406	$ 207,323
Brinker International, Inc.(a)	2,216	148,051
Caesars Entertainment, Inc.(a)(b)	10,285	410,886
Cava Group, Inc.(a)	3,518	296,286
Cheesecake Factory, Inc. (The)	2,349	91,353
Choice Hotels International, Inc.(b)	1,397	178,048
Chuy’s Holdings, Inc.(a)	861	31,934
Cracker Barrel Old Country Store, Inc.	1,120	51,330
Dave & Buster’s Entertainment, Inc.(a)	1,592	59,875
Dine Brands Global, Inc.	744	26,665
Dutch Bros, Inc., Class A(a)	3,889	148,754
Everi Holdings, Inc.(a)	3,973	51,132
First Watch Restaurant Group, Inc.(a)	1,540	25,056
Golden Entertainment, Inc.	1,092	36,506
Hilton Grand Vacations, Inc.(a)	3,716	160,568
Hyatt Hotels Corp., Class A	2,192	322,947
Jack in the Box, Inc.	937	55,695
Krispy Kreme, Inc.	3,976	42,265
Kura Sushi U.S.A., Inc., Class A(a)(b)	284	16,327
Life Time Group Holdings, Inc.(a)(b)	2,941	61,085
Light & Wonder, Inc., Class A(a)	4,520	484,544
Marriott Vacations Worldwide Corp.	1,515	128,139
Monarch Casino & Resort, Inc.	665	52,056
Norwegian Cruise Line Holdings Ltd.(a)(b)	21,158	389,942
Papa John’s International, Inc.	1,608	71,122
Penn Entertainment, Inc.(a)	6,807	135,936
Planet Fitness, Inc., Class A(a)	4,324	318,679
Portillo’s, Inc., Class A(a)	2,696	27,931
Red Rock Resorts, Inc., Class A	2,533	144,381
Rush Street Interactive, Inc., Class A(a)	3,483	34,865
Sabre Corp.(a)	18,931	64,933
Shake Shack, Inc., Class A(a)(b)	1,858	162,798
Sweetgreen, Inc., Class A(a)(b)	4,162	114,372
Target Hospitality Corp.(a)	1,853	17,344
Texas Roadhouse, Inc.	3,346	584,245
Travel + Leisure Co.	3,474	160,117
United Parks & Resorts, Inc.(a)(b)	1,782	93,822
Vail Resorts, Inc.	1,882	342,543
Wendy’s Co. (The)	8,080	136,794
Wyndham Hotels & Resorts, Inc.	3,970	300,608
		6,811,420
Household Durables — 1.9%
Cavco Industries, Inc.(a)	392	162,531
Century Communities, Inc.	1,424	149,107
Ethan Allen Interiors, Inc.	1,126	34,760
Green Brick Partners, Inc.(a)	1,586	116,016
Helen of Troy Ltd.(a)	1,170	69,159
Installed Building Products, Inc.	1,190	321,716
KB Home	3,345	287,938
La-Z-Boy, Inc.	2,165	95,563
Legacy Housing Corp.(a)	591	16,832
Leggett & Platt, Inc.	6,522	85,895
LGI Homes, Inc.(a)	1,040	119,673
M/I Homes, Inc.(a)	1,382	230,559
Meritage Homes Corp.	1,814	368,006
Mohawk Industries, Inc.(a)	2,648	426,513
Newell Brands, Inc.	19,378	166,457
Skyline Champion Corp.(a)	2,843	231,733
Sonos, Inc.(a)	6,122	82,647
Taylor Morrison Home Corp., Class A(a)	4,967	333,186
Tempur Sealy International, Inc.	8,488	444,347
Tri Pointe Homes, Inc.(a)	4,612	208,693

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Vizio Holding Corp., Class A(a)(b)	3,478	$ 38,188
Whirlpool Corp.	2,725	277,868
Worthington Enterprises, Inc.	1,590	79,357
		4,346,744
Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	434	17,291
Central Garden & Pet Co., Class A, NVS(a)(b)	2,598	89,267
Energizer Holdings, Inc.	3,225	99,298
Reynolds Consumer Products, Inc.	2,663	74,085
Spectrum Brands Holdings, Inc.	1,468	124,207
WD-40 Co.	676	176,848
		580,996
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class A(a)	4,006	16,825
Clearway Energy, Inc., Class A	1,889	46,526
Clearway Energy, Inc., Class C	4,026	107,414
Montauk Renewables, Inc.(a)	3,404	20,220
Ormat Technologies, Inc.	2,666	206,988
Sunnova Energy International, Inc.(a)(b)	5,428	38,376
		436,349
Industrial REITs — 1.2%
Americold Realty Trust, Inc.	13,004	388,690
EastGroup Properties, Inc.	2,393	447,467
First Industrial Realty Trust, Inc.	6,305	345,010
Innovative Industrial Properties, Inc.	1,384	169,969
LXP Industrial Trust	14,446	148,794
Plymouth Industrial REIT, Inc.	2,073	49,586
Rexford Industrial Realty, Inc.	10,094	505,810
STAG Industrial, Inc.	9,035	368,718
Terreno Realty Corp.	4,683	320,364
		2,744,408
Insurance — 3.0%
Ambac Financial Group, Inc.(a)	2,251	29,691
American Coastal Insurance Corp.(a)	1,246	15,214
AMERISAFE, Inc.	941	44,679
Assurant, Inc.	2,597	454,137
Assured Guaranty Ltd.	2,618	215,645
Axis Capital Holdings Ltd.	3,944	298,758
Baldwin Insurance Group, Inc. (The), Class A(a)	3,311	144,823
Brighthouse Financial, Inc.(a)(b)	3,112	155,195
CNO Financial Group, Inc.	5,465	190,510
Employers Holdings, Inc.	1,020	48,970
Enstar Group Ltd.(a)	570	184,908
F&G Annuities & Life, Inc.	883	38,084
First American Financial Corp.	5,074	307,383
Globe Life, Inc.	4,590	425,677
Goosehead Insurance, Inc., Class A(a)	1,155	104,285
Hamilton Insurance Group Ltd., Class B(a)	1,127	19,644
Hanover Insurance Group, Inc. (The)	1,768	243,082
Horace Mann Educators Corp.	1,984	68,587
Kemper Corp.	3,077	197,113
Kinsale Capital Group, Inc.	1,101	503,234
Lemonade, Inc.(a)(b)	2,586	46,626
Lincoln National Corp.	8,484	282,517
Mercury General Corp.	1,387	83,040
Old Republic International Corp.	12,621	436,939
Oscar Health, Inc., Class A(a)	8,447	149,343
Palomar Holdings, Inc.(a)	1,174	108,020
Primerica, Inc.	1,728	435,058
ProAssurance Corp.(a)	2,607	34,152
RLI Corp.	2,021	304,342
Security	Shares	Value
Insurance (continued)
Root, Inc., Class A(a)	413	$ 24,875
Ryan Specialty Holdings, Inc., Class A	4,950	304,870
Safety Insurance Group, Inc.	740	63,307
Selective Insurance Group, Inc.	3,019	272,676
SiriusPoint Ltd.(a)	4,939	70,973
Skyward Specialty Insurance Group, Inc.(a)	1,600	63,312
Stewart Information Services Corp.	1,375	97,212
Tiptree, Inc.	1,137	22,456
Trupanion, Inc.(a)	1,670	61,890
United Fire Group, Inc.	1,130	25,323
White Mountains Insurance Group Ltd.(b)	126	225,036
		6,801,586
Interactive Media & Services — 0.8%
Bumble, Inc., Class A(a)	4,371	40,825
Cargurus, Inc., Class A(a)	4,219	104,715
Cars.com, Inc.(a)	3,141	64,767
EverQuote, Inc., Class A(a)	1,208	31,517
IAC, Inc.(a)	3,785	199,886
Match Group, Inc.(a)	13,225	504,401
MediaAlpha, Inc., Class A(a)	1,231	18,059
QuinStreet, Inc.(a)	2,597	48,564
Reddit, Inc., Class A(a)(b)	1,249	76,002
Rumble, Inc., Class A(a)(b)	4,215	26,639
Shutterstock, Inc.	1,363	60,272
Taboola.com Ltd.(a)	8,062	27,975
TripAdvisor, Inc.(a)	5,366	94,603
Trump Media & Technology Group Corp., Class A(a)(b)	2,128	61,159
Vimeo, Inc.(a)	8,032	32,289
Yelp, Inc.(a)	3,336	121,530
Ziff Davis, Inc.(a)	2,276	108,975
ZipRecruiter, Inc., Class A(a)	3,300	30,228
ZoomInfo Technologies, Inc., Class A(a)	13,940	158,358
		1,810,764
IT Services — 0.6%
ASGN, Inc.(a)(b)	2,328	220,392
Core Scientific, Inc.(a)	7,898	77,005
Couchbase, Inc.(a)	1,753	33,640
DigitalOcean Holdings, Inc.(a)(b)	2,680	88,788
DXC Technology Co.(a)(b)	8,920	181,433
Fastly, Inc., Class A(a)(b)	6,242	50,560
Grid Dynamics Holdings, Inc., Class A(a)	2,895	37,346
Hackett Group, Inc. (The)	1,271	34,673
Kyndryl Holdings, Inc.(a)	11,361	305,270
Perficient, Inc.(a)	1,735	130,836
Squarespace, Inc., Class A(a)	2,998	132,482
Thoughtworks Holding, Inc.(a)(b)	3,964	13,795
		1,306,220
Leisure Products — 0.8%
Acushnet Holdings Corp.	1,456	105,676
Brunswick Corp.	3,361	273,753
Hasbro, Inc.	6,558	422,729
Malibu Boats, Inc., Class A(a)	993	37,774
Mattel, Inc.(a)	17,085	329,570
Peloton Interactive, Inc., Class A(a)	17,533	62,417
Polaris, Inc.	2,659	221,442
Smith & Wesson Brands, Inc.	2,251	37,254
Sturm Ruger & Co., Inc.	842	37,983
Topgolf Callaway Brands Corp.(a)(b)	7,130	117,645
Vista Outdoor, Inc.(a)	2,631	106,898
YETI Holdings, Inc.(a)	4,207	173,959
		1,927,100

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A(a)	5,197	$ 107,422
Azenta, Inc.(a)(b)	2,420	150,742
BioLife Solutions, Inc.(a)	1,830	43,957
Bio-Rad Laboratories, Inc., Class A(a)	1,031	348,849
CryoPort, Inc.(a)(b)	2,322	21,432
Fortrea Holdings, Inc.(a)(b)	4,096	113,009
Maravai LifeSciences Holdings, Inc., Class A(a)	5,376	52,308
Mesa Laboratories, Inc.	265	30,348
OmniAb, Inc.(a)	4,950	23,710
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Quanterix Corp.(a)(b)	1,802	26,597
Repligen Corp.(a)(b)	2,599	434,943
Sotera Health Co.(a)	6,670	92,513
Standard BioTools, Inc.(a)(b)	15,354	34,393
		1,480,223
Machinery — 4.1%
AGCO Corp.	3,160	298,367
Alamo Group, Inc.	494	95,204
Albany International Corp., Class A	1,528	142,990
Allison Transmission Holdings, Inc.	4,351	385,455
Astec Industries, Inc.	1,145	40,178
Atmus Filtration Technologies, Inc.	794	24,487
Barnes Group, Inc.	2,353	94,920
Chart Industries, Inc.(a)	2,127	342,617
Columbus McKinnon Corp.	1,573	60,026
Crane Co.	2,426	389,179
Donaldson Co., Inc.	6,058	453,259
Douglas Dynamics, Inc.	1,161	33,564
Energy Recovery, Inc.(a)	2,834	41,320
Enerpac Tool Group Corp., Class A	2,683	107,857
Enpro, Inc.	1,031	176,239
Esab Corp.	2,804	284,886
Federal Signal Corp.	3,013	301,210
Flowserve Corp.	6,532	330,193
Franklin Electric Co., Inc.	1,991	212,280
Gates Industrial Corp. PLC(a)	9,221	171,418
Gorman-Rupp Co. (The)	1,019	42,095
Greenbrier Cos., Inc. (The)	1,532	78,147
Helios Technologies, Inc.	1,615	74,209
Hillenbrand, Inc.	3,444	152,328
Hillman Solutions Corp.(a)	9,005	91,401
Hyster-Yale, Inc., Class A	580	47,409
ITT, Inc.	4,080	577,157
John Bean Technologies Corp.	1,562	153,669
Kadant, Inc.(b)	577	202,810
Kennametal, Inc.	3,685	96,326
Lindsay Corp.	537	67,657
Middleby Corp. (The)(a)(b)	2,654	359,829
Miller Industries, Inc.	586	39,813
Mueller Industries, Inc.	5,470	388,042
Mueller Water Products, Inc., Class A	8,047	166,412
Nikola Corp.(a)(b)	1,860	16,703
Omega Flex, Inc.	169	8,886
Oshkosh Corp.	3,273	355,611
Proto Labs, Inc.(a)	1,158	40,322
RBC Bearings, Inc.(a)(b)	1,421	413,284
REV Group, Inc.	2,137	62,358
SPX Technologies, Inc.(a)	2,296	338,752
Standex International Corp.	581	108,531
Symbotic, Inc., Class A(a)(b)	1,225	32,842
Tennant Co.	944	101,659
Security	Shares	Value
Machinery (continued)
Terex Corp.	3,308	$ 209,264
Timken Co. (The)	3,351	291,369
Titan International, Inc.(a)	3,082	26,259
Toro Co. (The)	5,190	496,839
Trinity Industries, Inc.	4,029	133,199
Wabash National Corp.	2,207	47,428
Watts Water Technologies, Inc., Class A	1,359	282,020
		9,488,279
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd.	2,007	38,956
Kirby Corp.(a)	2,894	355,615
Matson, Inc.	1,682	223,218
		617,789
Media — 1.1%
Altice U.S.A., Inc., Class A(a)	10,862	22,702
Boston Omaha Corp., Class A(a)(b)	1,055	15,508
Cable One, Inc.	223	92,184
Cardlytics, Inc.(a)(b)	1,942	16,099
Clear Channel Outdoor Holdings, Inc.(a)	12,710	21,099
EchoStar Corp., Class A(a)	6,080	122,086
Gray Television, Inc.	4,585	29,482
Ibotta, Inc., Class A(a)	375	25,215
Integral Ad Science Holding Corp.(a)	3,928	39,987
John Wiley & Sons, Inc., Class A	2,163	103,283
Liberty Broadband Corp., Class A(a)	815	53,969
Liberty Broadband Corp., Class C, NVS(a)	5,418	365,119
Liberty Media Corp. - Liberty SiriusXM, NVS(a)	7,653	172,269
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	2,912	65,869
Magnite, Inc.(a)	6,187	89,959
New York Times Co. (The), Class A	7,747	415,162
Nexstar Media Group, Inc., Class A	1,537	284,022
Paramount Global, Class A(b)	277	6,343
Paramount Global, Class B, NVS	28,170	321,701
PubMatic, Inc., Class A(a)	2,111	46,358
Scholastic Corp., NVS	1,144	35,842
Sinclair, Inc., Class A	1,663	25,577
Stagwell, Inc., Class A(a)(b)	4,444	29,686
TechTarget, Inc.(a)	1,341	42,912
TEGNA, Inc.	8,302	132,251
Thryv Holdings, Inc.(a)(b)	1,605	31,265
		2,605,949
Metals & Mining — 1.8%
Alcoa Corp.	12,223	403,848
Alpha Metallurgical Resources, Inc.	549	162,180
Arch Resources, Inc., Class A	876	128,378
ATI, Inc.(a)(b)	6,187	418,922
Carpenter Technology Corp.	2,446	356,798
Century Aluminum Co.(a)	2,531	38,243
Cleveland-Cliffs, Inc.(a)	23,855	366,174
Coeur Mining, Inc.(a)	19,944	129,437
Commercial Metals Co.	5,707	342,991
Compass Minerals International, Inc.	1,737	23,102
Haynes International, Inc.	605	36,028
Hecla Mining Co.	29,692	171,620
Ivanhoe Electric, Inc.(a)(b)	3,974	39,422
Kaiser Aluminum Corp.	783	61,614
Materion Corp.	1,021	122,959
McEwen Mining, Inc.(a)	2,029	19,154
Metallus, Inc.(a)	1,935	43,383
MP Materials Corp., Class A(a)(b)	4,700	63,544
Radius Recycling, Inc., Class A	1,326	24,027

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Ramaco Resources, Inc., Class A	1,331	$ 18,102
Royal Gold, Inc.	3,297	455,382
Ryerson Holding Corp.	1,513	35,994
SunCoke Energy, Inc.	4,229	49,479
United States Steel Corp.	11,067	454,743
Warrior Met Coal, Inc.	2,594	179,271
Worthington Steel, Inc.	1,590	63,393
		4,208,188
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AGNC Investment Corp.	36,467	365,035
Annaly Capital Management, Inc.	24,784	493,449
Apollo Commercial Real Estate Finance, Inc.	6,343	69,139
Arbor Realty Trust, Inc.(b)	8,647	116,734
ARMOUR Residential REIT, Inc.	2,461	49,712
Blackstone Mortgage Trust, Inc., Class A	8,131	145,138
BrightSpire Capital, Inc., Class A	6,434	36,867
Chimera Investment Corp.	3,990	58,294
Claros Mortgage Trust, Inc.	5,121	48,701
Dynex Capital, Inc.	3,113	37,885
Ellington Financial, Inc.	3,883	49,275
Franklin BSP Realty Trust, Inc.	4,100	56,744
KKR Real Estate Finance Trust, Inc.	2,918	33,499
Ladder Capital Corp., Class A	5,945	71,340
MFA Financial, Inc.	5,124	57,338
New York Mortgage Trust, Inc.	4,539	29,413
PennyMac Mortgage Investment Trust	4,306	59,294
Ready Capital Corp.	8,031	74,528
Redwood Trust, Inc.	6,575	47,800
Rithm Capital Corp.	24,485	284,271
Starwood Property Trust, Inc.	14,689	293,045
TPG RE Finance Trust, Inc.	2,816	24,612
Two Harbors Investment Corp.	5,039	67,875
		2,569,988
Multi-Utilities — 0.2%
Avista Corp.	3,866	151,470
Black Hills Corp.	3,435	202,837
Northwestern Energy Group, Inc.	2,843	152,868
Unitil Corp.	809	49,575
		556,750
Office REITs — 0.8%
Brandywine Realty Trust	8,388	42,276
COPT Defense Properties	5,579	161,624
Cousins Properties, Inc.	6,985	192,157
Douglas Emmett, Inc.	8,038	129,331
Easterly Government Properties, Inc.	4,884	68,034
Equity Commonwealth(a)	5,289	107,737
Highwoods Properties, Inc.	5,241	162,314
Hudson Pacific Properties, Inc.	6,306	37,773
JBG SMITH Properties	4,229	69,144
Kilroy Realty Corp.	5,710	211,099
Paramount Group, Inc.	9,205	48,234
Peakstone Realty Trust, Class E	1,789	24,295
Piedmont Office Realty Trust, Inc., Class A	6,278	54,305
SL Green Realty Corp.	3,235	215,580
Vornado Realty Trust	8,579	257,284
		1,781,187
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	16,901	242,698
Berry Corp.	3,594	24,655
California Resources Corp.	3,409	175,359
Centrus Energy Corp., Class A(a)(b)	651	28,442
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chord Energy Corp.	3,053	$ 524,078
Civitas Resources, Inc.	3,599	251,066
Clean Energy Fuels Corp.(a)(b)	8,653	24,661
CNX Resources Corp.(a)	7,560	200,113
Comstock Resources, Inc.	4,327	40,977
CONSOL Energy, Inc.(a)	1,350	134,743
Crescent Energy Co., Class A	7,250	88,668
CVR Energy, Inc.	1,671	47,791
Delek U.S. Holdings, Inc.	3,139	74,645
Dorian LPG Ltd.	1,865	76,204
DT Midstream, Inc.	4,818	363,084
Granite Ridge Resources, Inc.	3,186	21,824
Green Plains, Inc.(a)	2,915	51,683
Gulfport Energy Corp.(a)	630	92,742
HighPeak Energy, Inc.	777	13,061
International Seaways, Inc.	1,738	97,328
Kinetik Holdings, Inc., Class A	898	37,249
Kosmos Energy Ltd.(a)	23,064	127,544
Magnolia Oil & Gas Corp., Class A	8,576	233,610
Matador Resources Co.	5,882	361,625
Murphy Oil Corp.	7,691	318,254
New Fortress Energy, Inc., Class A	4,459	88,021
NextDecade Corp.(a)	4,118	33,397
Northern Oil & Gas, Inc.	4,658	201,179
Par Pacific Holdings, Inc.(a)	2,902	77,048
PBF Energy, Inc., Class A	5,108	208,151
Peabody Energy Corp.	5,896	130,950
Permian Resources Corp., Class A	25,790	395,619
Range Resources Corp.	11,908	371,887
REX American Resources Corp.(a)	796	40,445
Riley Exploration Permian, Inc.	418	12,243
SandRidge Energy, Inc.	1,684	22,886
Sitio Royalties Corp., Class A	4,005	97,522
SM Energy Co.	5,679	262,370
Southwestern Energy Co.(a)	55,187	355,956
Talos Energy, Inc.(a)	6,164	72,982
Uranium Energy Corp.(a)(b)	18,737	111,110
VAALCO Energy, Inc.	5,204	37,261
Vital Energy, Inc.(a)(b)	1,227	53,509
Vitesse Energy, Inc.	1,277	33,151
World Kinect Corp.	3,017	84,265
		6,342,056
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	831	46,096
Louisiana-Pacific Corp.	3,175	311,658
Mercer International, Inc.	1,978	15,072
Sylvamo Corp.	1,787	131,720
		504,546
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	6,385	239,629
Allegiant Travel Co.	775	43,454
American Airlines Group, Inc.(a)(b)	30,271	322,084
Frontier Group Holdings, Inc.(a)(b)	4,264	16,800
JetBlue Airways Corp.(a)	16,779	107,553
Joby Aviation, Inc., Class A(a)(b)	21,410	128,032
SkyWest, Inc.(a)	1,960	156,682
Sun Country Airlines Holdings, Inc.(a)	2,010	26,331
Wheels Up Experience, Inc., Class A(a)	4,307	11,328
		1,051,893
Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	6,495	333,064

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Care Products (continued)
Edgewell Personal Care Co.	2,441	$ 95,565
elf Beauty, Inc.(a)	2,631	454,058
Herbalife Ltd.(a)(b)	4,898	60,148
Inter Parfums, Inc.	893	125,627
Nu Skin Enterprises, Inc., Class A	2,520	28,274
Olaplex Holdings, Inc.(a)	6,538	13,599
USANA Health Sciences, Inc.(a)	565	25,199
		1,135,534
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals, Inc., Class A(a)(b)	6,306	46,223
Amphastar Pharmaceuticals, Inc.(a)	1,896	82,514
ANI Pharmaceuticals, Inc.(a)	950	62,434
Arvinas, Inc.(a)	2,516	69,215
Avadel Pharmaceuticals PLC(a)	4,527	73,971
Axsome Therapeutics, Inc.(a)(b)	1,946	169,905
Cassava Sciences, Inc.(a)(b)	1,944	43,196
Catalent, Inc.(a)	8,977	532,695
Collegium Pharmaceutical, Inc.(a)	1,543	59,513
Corcept Therapeutics, Inc.(a)	4,900	189,483
Elanco Animal Health, Inc.(a)	24,424	318,489
Enliven Therapeutics, Inc.(a)(b)	1,252	33,028
Evolus, Inc.(a)	2,465	30,615
EyePoint Pharmaceuticals, Inc.(a)(b)	1,819	17,972
Harmony Biosciences Holdings, Inc.(a)	1,596	54,041
Innoviva, Inc.(a)(b)	2,733	51,490
Intra-Cellular Therapies, Inc.(a)	4,853	382,028
Jazz Pharmaceuticals PLC(a)	3,171	349,603
Ligand Pharmaceuticals, Inc.(a)	887	96,674
Liquidia Corp.(a)(b)	2,326	27,749
Longboard Pharmaceuticals, Inc.(a)	1,263	41,982
Neumora Therapeutics, Inc.(a)(b)	3,538	45,499
Nuvation Bio, Inc., Class A(a)	6,827	26,147
Organon & Co.	12,746	278,628
Pacira BioSciences, Inc.(a)	2,266	46,793
Perrigo Co. PLC	6,696	189,296
Phathom Pharmaceuticals, Inc.(a)(b)	1,677	19,822
Pliant Therapeutics, Inc.(a)	2,175	31,124
Prestige Consumer Healthcare, Inc.(a)	2,448	173,343
Scilex Holding Co. (Acquired 01/09/23, cost $19,912)(a)(d)	3,943	6,163
Supernus Pharmaceuticals, Inc.(a)	2,593	77,323
Tarsus Pharmaceuticals, Inc.(a)	1,202	29,197
Tilray Brands, Inc.(a)(b)	38,908	78,983
WaVe Life Sciences Ltd.(a)	3,754	24,814
		3,759,952
Professional Services — 2.7%
Alight, Inc., Class A(a)(b)	20,486	155,079
Barrett Business Services, Inc.	1,268	46,206
CACI International, Inc., Class A(a)	1,106	510,397
CBIZ, Inc.(a)	2,337	162,188
Clarivate PLC(a)(b)	16,045	108,143
Concentrix Corp.	2,167	152,774
Conduent, Inc.(a)	7,919	32,310
CRA International, Inc.	326	56,985
CSG Systems International, Inc.	1,417	66,372
Dun & Bradstreet Holdings, Inc.	13,194	143,551
ExlService Holdings, Inc.(a)	8,057	284,090
Exponent, Inc.	2,518	267,109
First Advantage Corp.	2,516	43,326
Franklin Covey Co.(a)	588	25,702
FTI Consulting, Inc.(a)(b)	1,761	383,845
Genpact Ltd.	7,705	267,132
Security	Shares	Value
Professional Services (continued)
Heidrick & Struggles International, Inc.	1,130	$ 45,358
Huron Consulting Group, Inc.(a)	891	98,019
ICF International, Inc.	928	136,509
Insperity, Inc.	1,776	182,431
KBR, Inc.	6,761	450,215
Kelly Services, Inc., Class A, NVS	1,596	37,554
Kforce, Inc.	941	65,371
Korn Ferry	2,464	181,646
Legalzoom.com, Inc.(a)	5,813	38,831
ManpowerGroup, Inc.	2,373	181,724
Maximus, Inc.	3,036	282,014
NV5 Global, Inc.(a)	710	73,229
Parsons Corp.(a)	2,364	215,999
Paycor HCM, Inc.(a)	3,987	49,479
Paylocity Holding Corp.(a)	2,174	326,252
Robert Half, Inc.	5,185	332,825
Science Applications International Corp.	2,526	314,234
Sterling Check Corp.(a)	1,658	25,997
TriNet Group, Inc.	1,576	164,298
UL Solutions, Inc., Class A(b)	1,955	98,786
Upwork, Inc.(a)	6,014	72,890
Verra Mobility Corp., Class A(a)	8,194	246,885
		6,325,755
Real Estate Management & Development — 0.9%
Anywhere Real Estate, Inc.(a)	4,735	22,349
Compass, Inc., Class A(a)	18,219	79,981
Cushman & Wakefield PLC(a)	7,919	103,818
DigitalBridge Group, Inc., Class A	7,681	108,533
eXp World Holdings, Inc.	3,944	56,636
Forestar Group, Inc.(a)	943	29,827
FRP Holdings, Inc.(a)	663	19,950
Howard Hughes Holdings, Inc.(a)	1,551	115,038
Jones Lang LaSalle, Inc.(a)	2,365	593,378
Kennedy-Wilson Holdings, Inc.	5,362	55,818
Marcus & Millichap, Inc.	1,183	46,859
Newmark Group, Inc., Class A	7,045	91,444
Opendoor Technologies, Inc.(a)(b)	28,614	66,384
Redfin Corp.(a)	6,076	49,459
St. Joe Co. (The)	1,898	117,069
Zillow Group, Inc., Class A(a)	2,744	130,066
Zillow Group, Inc., Class C, NVS(a)	8,009	390,038
		2,076,647
Residential REITs — 0.2%
Apartment Investment & Management Co., Class A(a)	6,089	53,949
Centerspace	739	51,604
Elme Communities	4,338	71,403
Independence Realty Trust, Inc.	11,101	207,034
NexPoint Residential Trust, Inc.	1,097	47,928
UMH Properties, Inc.	3,297	58,555
Veris Residential, Inc.	3,945	61,976
		552,449
Retail REITs — 1.4%
Acadia Realty Trust	5,059	109,477
Agree Realty Corp.	4,690	323,469
Alexander’s, Inc.	109	26,411
Brixmor Property Group, Inc.	14,979	381,515
CBL & Associates Properties, Inc.	757	19,508
Federal Realty Investment Trust	4,131	461,226
Getty Realty Corp.	2,501	74,080
InvenTrust Properties Corp.	3,364	94,764
Kite Realty Group Trust	10,860	267,808

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Macerich Co. (The)	10,689	$ 171,131
NETSTREIT Corp.	3,672	60,478
NNN REIT, Inc.	9,177	411,955
Phillips Edison & Co., Inc.	6,086	213,619
Retail Opportunity Investments Corp.	6,133	91,688
Saul Centers, Inc.	618	24,442
SITE Centers Corp.	9,406	145,323
Tanger, Inc.	5,325	153,892
Urban Edge Properties	5,684	115,385
Whitestone REIT	2,334	32,209
		3,178,380
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.(a)	4,058	97,554
Alpha & Omega Semiconductor Ltd.(a)	1,169	48,397
Ambarella, Inc.(a)	2,108	110,965
Amkor Technology, Inc.	5,889	192,335
Axcelis Technologies, Inc.(a)	1,621	204,813
Cirrus Logic, Inc.(a)	2,685	350,339
Cohu, Inc.(a)	2,312	73,961
Credo Technology Group Holding Ltd.(a)(b)	6,672	185,148
Diodes, Inc.(a)	2,261	176,810
FormFactor, Inc.(a)	3,849	206,152
Ichor Holdings Ltd.(a)	1,637	55,658
Impinj, Inc.(a)	1,122	178,723
indie Semiconductor, Inc., Class A(a)(b)	7,565	45,239
Kulicke & Soffa Industries, Inc.	2,609	123,067
Lattice Semiconductor Corp.(a)	6,835	362,255
MACOM Technology Solutions Holdings, Inc.(a)	2,845	287,117
MaxLinear, Inc.(a)	3,866	54,665
MKS Instruments, Inc.	2,887	363,473
Navitas Semiconductor Corp.(a)(b)	5,975	22,167
Onto Innovation, Inc.(a)	2,452	469,068
PDF Solutions, Inc.(a)	1,513	53,091
Photronics, Inc.(a)	2,967	75,391
Power Integrations, Inc.	2,872	209,771
Rambus, Inc.(a)	5,359	275,667
Semtech Corp.(a)	3,172	100,616
Silicon Laboratories, Inc.(a)	1,563	187,763
SiTime Corp.(a)	908	128,891
SMART Global Holdings, Inc.(a)	2,620	61,308
SolarEdge Technologies, Inc.(a)	2,809	81,068
Synaptics, Inc.(a)	1,933	168,790
Ultra Clean Holdings, Inc.(a)	2,201	95,215
Universal Display Corp.	2,355	524,270
Veeco Instruments, Inc.(a)	2,833	117,315
Wolfspeed, Inc.(a)(b)	5,806	109,443
		5,796,505
Software — 5.6%
A10 Networks, Inc.	3,446	45,108
ACI Worldwide, Inc.(a)	5,272	227,909
Adeia, Inc.	5,689	66,846
Agilysys, Inc.(a)	1,136	127,334
Alarm.com Holdings, Inc.(a)	2,446	172,565
Alkami Technology, Inc.(a)	2,268	74,232
Altair Engineering, Inc., Class A(a)(b)	2,819	249,087
Amplitude, Inc., Class A(a)(b)	3,661	31,338
Appfolio, Inc., Class A(a)(b)	1,075	238,091
Appian Corp., Class A(a)(b)	1,686	62,281
Asana, Inc., Class A(a)	4,349	63,278
Aurora Innovation, Inc., Class A(a)(b)	39,919	159,676
AvePoint, Inc., Class A(a)	4,517	49,235
BILL Holdings, Inc.(a)	4,894	244,504
Security	Shares	Value
Software (continued)
Blackbaud, Inc.(a)	2,082	$ 165,269
BlackLine, Inc.(a)	2,534	120,416
Blend Labs, Inc., Class A(a)	8,555	23,697
Box, Inc., Class A(a)(b)	7,163	201,424
Braze, Inc., Class A(a)	2,683	118,213
C3.ai, Inc., Class A(a)(b)	5,540	148,195
CCC Intelligent Solutions Holdings, Inc.(a)	16,213	166,345
Cleanspark, Inc.(a)(b)	10,931	174,896
Clear Secure, Inc., Class A	3,942	84,162
Clearwater Analytics Holdings, Inc., Class A(a)	7,203	140,819
CommVault Systems, Inc.(a)	2,165	330,920
Confluent, Inc., Class A(a)(b)	11,375	284,602
Dolby Laboratories, Inc., Class A	2,939	231,476
DoubleVerify Holdings, Inc.(a)	7,281	153,775
Dropbox, Inc., Class A(a)	11,803	282,328
E2open Parent Holdings, Inc., Class A(a)(b)	10,156	47,429
Elastic NV(a)	4,290	470,484
Enfusion, Inc., Class A(a)	2,973	28,184
Envestnet, Inc.(a)	2,639	163,565
EverCommerce, Inc.(a)	1,100	13,266
Five9, Inc.(a)(b)	3,630	161,716
Freshworks, Inc., Class A(a)	9,105	113,812
Gitlab, Inc., Class A(a)	5,781	296,161
Guidewire Software, Inc.(a)	4,153	623,241
HashiCorp, Inc., Class A(a)	6,585	222,244
Hut 8 Corp.(a)(b)	4,042	59,175
Informatica, Inc., Class A(a)	6,555	156,927
Instructure Holdings, Inc.(a)	1,054	24,621
Intapp, Inc.(a)	2,104	75,386
InterDigital, Inc.	1,256	154,187
Jamf Holding Corp.(a)(b)	2,716	49,730
JFrog Ltd.(a)(b)	3,871	149,266
Klaviyo, Inc., Class A(a)	1,848	48,418
LiveRamp Holdings, Inc.(a)	3,219	97,471
Marathon Digital Holdings, Inc.(a)(b)	13,355	262,693
Matterport, Inc., Class A(a)	13,074	58,049
MeridianLink, Inc.(a)(b)	1,190	28,120
Mitek Systems, Inc.(a)	2,196	29,229
N-able, Inc.(a)	3,605	50,254
nCino, Inc.(a)	3,748	122,784
NCR Voyix Corp.(a)(b)	7,354	108,471
NextNav, Inc.(a)	1,846	15,340
Olo, Inc., Class A(a)	5,072	24,244
Pagaya Technologies Ltd., Class A(a)	1,464	21,784
PagerDuty, Inc.(a)(b)	4,572	95,692
Pegasystems, Inc.	2,052	143,065
PowerSchool Holdings, Inc., Class A(a)	2,767	62,423
Progress Software Corp.	2,152	125,677
PROS Holdings, Inc.(a)	2,164	52,152
Q2 Holdings, Inc.(a)	2,907	196,135
Qualys, Inc.(a)	1,834	273,523
Rapid7, Inc.(a)	3,068	120,695
RingCentral, Inc., Class A(a)	3,901	136,730
Riot Platforms, Inc.(a)(b)	14,297	145,686
Rubrik, Inc., Class A(a)	1,158	43,078
Samsara, Inc., Class A(a)(b)	9,732	372,541
SEMrush Holdings, Inc., Class A(a)	1,563	23,039
SentinelOne, Inc., Class A(a)	13,356	305,852
Smartsheet, Inc., Class A(a)	6,848	328,430
SolarWinds Corp.	2,422	28,894
Sprinklr, Inc., Class A(a)(b)	5,795	56,965
Sprout Social, Inc., Class A(a)	2,484	97,050

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
SPS Commerce, Inc.(a)	1,839	$ 396,157
Tenable Holdings, Inc.(a)(b)	5,929	272,260
Teradata Corp.(a)	4,757	154,222
Terawulf, Inc.(a)	11,756	48,905
UiPath, Inc., Class A(a)	22,002	267,764
Varonis Systems, Inc.(a)	5,530	304,869
Verint Systems, Inc.(a)(b)	3,048	110,155
Vertex, Inc., Class A(a)	2,446	96,984
Weave Communications, Inc.(a)	1,670	16,700
Workiva, Inc., Class A(a)	2,518	185,753
Yext, Inc.(a)	5,772	33,247
Zeta Global Holdings Corp., Class A(a)	8,655	185,390
Zuora, Inc., Class A(a)	6,980	63,309
		12,857,614
Specialized REITs — 0.9%
CubeSmart	11,169	531,421
EPR Properties	3,776	169,920
Farmland Partners, Inc.	2,256	23,958
Four Corners Property Trust, Inc.	4,578	124,247
Lamar Advertising Co., Class A	4,365	523,189
National Storage Affiliates Trust	3,419	145,547
Outfront Media, Inc.	6,917	112,194
PotlatchDeltic Corp.	3,911	173,492
Rayonier, Inc.	6,623	200,875
Safehold, Inc.	2,335	54,032
Uniti Group, Inc.	12,089	46,422
		2,105,297
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A(a)	2,490	367,225
Academy Sports & Outdoors, Inc.	3,748	202,654
Advance Auto Parts, Inc.	2,963	187,647
American Eagle Outfitters, Inc.	8,981	198,031
Arhaus, Inc., Class A(b)	2,576	39,129
Arko Corp., Class A	3,759	24,622
Asbury Automotive Group, Inc.(a)	1,005	270,566
AutoNation, Inc.(a)	1,317	251,178
Bath & Body Works, Inc.	11,051	406,124
Beyond, Inc.(a)	1,991	22,498
Boot Barn Holdings, Inc.(a)(b)	1,514	202,089
Buckle, Inc. (The)	1,592	68,759
Caleres, Inc.	1,759	67,827
Camping World Holdings, Inc., Class A	2,169	49,627
Carvana Co., Class A(a)(b)	5,042	671,746
Chewy, Inc., Class A(a)(b)	6,804	164,521
Five Below, Inc.(a)	2,724	198,144
Foot Locker, Inc.	4,166	121,064
GameStop Corp., Class A(a)	18,858	427,511
Gap, Inc. (The)	11,075	260,041
Group 1 Automotive, Inc.	668	244,301
Guess?, Inc.	1,507	36,243
Haverty Furniture Cos., Inc.	642	18,791
Leslie’s, Inc.(a)(b)	8,942	26,379
Lithia Motors, Inc., Class A	1,367	377,743
MarineMax, Inc.(a)	1,030	35,916
Monro, Inc.	1,459	44,966
Murphy U.S.A., Inc.	1,003	506,435
National Vision Holdings, Inc.(a)	3,910	56,539
ODP Corp. (The)(a)(b)	1,724	72,839
Revolve Group, Inc., Class A(a)(b)	1,862	36,030
RH(a)	747	216,690
Sally Beauty Holdings, Inc.(a)	5,106	58,464
Shoe Carnival, Inc.	837	35,547
Security	Shares	Value
Specialty Retail (continued)
Signet Jewelers Ltd.	2,200	$ 185,086
Sonic Automotive, Inc., Class A	726	43,226
Upbound Group, Inc.	2,408	90,854
Urban Outfitters, Inc.(a)	2,656	122,309
Valvoline, Inc.(a)(b)	6,416	298,344
Victoria’s Secret & Co.(a)	3,504	62,196
Warby Parker, Inc., Class A(a)(b)	3,024	49,805
Wayfair, Inc., Class A(a)	4,789	260,665
Winmark Corp.	141	55,785
		7,136,156
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(a)	2,466	20,246
Diebold Nixdorf, Inc.(a)(b)	1,589	69,201
IonQ, Inc.(a)(b)	9,457	77,074
Xerox Holdings Corp.	5,738	61,770
		228,291
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	5,806	194,733
Carter’s, Inc.	1,831	110,867
Columbia Sportswear Co.	1,692	138,236
Crocs, Inc.(a)	2,978	400,154
Figs, Inc., Class A(a)(b)	6,183	40,190
G-III Apparel Group Ltd.(a)	1,995	55,002
Hanesbrands, Inc.(a)	17,261	102,530
Kontoor Brands, Inc.	2,800	196,420
Levi Strauss & Co., Class A	4,777	87,562
Oxford Industries, Inc.	765	80,578
PVH Corp.	2,820	287,612
Ralph Lauren Corp., Class A	1,988	349,073
Skechers U.S.A., Inc., Class A(a)	6,672	434,547
Steven Madden Ltd.	3,489	158,191
Tapestry, Inc.	11,371	455,863
Under Armour, Inc., Class A(a)	9,173	63,936
Under Armour, Inc., Class C, NVS(a)(b)	7,649	51,937
VF Corp.	16,410	278,314
Wolverine World Wide, Inc.	3,992	59,361
		3,545,106
Tobacco — 0.1%
Universal Corp.	1,210	64,638
Vector Group Ltd.	6,753	86,303
		150,941
Trading Companies & Distributors — 1.8%
Air Lease Corp., Class A	5,167	256,386
Applied Industrial Technologies, Inc.	1,924	419,797
Beacon Roofing Supply, Inc.(a)	3,126	321,353
BlueLinx Holdings, Inc.(a)	431	51,974
Boise Cascade Co.	1,959	278,354
Custom Truck One Source, Inc.(a)(b)	2,964	14,850
Distribution Solutions Group, Inc.(a)	513	17,314
DNOW, Inc.(a)	5,342	82,053
DXP Enterprises, Inc.(a)	630	34,499
FTAI Aviation Ltd.	4,968	553,684
GATX Corp.	1,746	243,567
Global Industrial Co.	659	22,986
GMS, Inc.(a)	1,894	182,260
H&E Equipment Services, Inc.	1,692	88,492
Herc Holdings, Inc.	1,312	204,462
Karat Packaging, Inc.	334	9,977
McGrath RentCorp	1,205	132,345
MRC Global, Inc.(a)	4,064	58,847
MSC Industrial Direct Co., Inc., Class A	2,197	195,423

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A	3,068	$ 156,499
Rush Enterprises, Inc., Class B	407	19,243
SiteOne Landscape Supply, Inc.(a)	2,216	325,043
Titan Machinery, Inc.(a)	1,053	18,775
Transcat, Inc.(a)	456	52,549
WESCO International, Inc.	2,210	386,639
		4,127,371
Water Utilities — 0.2%
American States Water Co.	1,849	152,598
California Water Service Group	2,868	153,323
Middlesex Water Co.	893	59,367
SJW Group	1,432	86,793
York Water Co. (The)	686	28,339
		480,420
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	3,487	31,662
Shenandoah Telecommunications Co.	2,576	54,843
Telephone & Data Systems, Inc.	5,020	106,424
United States Cellular Corp.(a)(b)	734	39,452
		232,381
Total Common Stocks — 99.9% (Cost: $207,240,361)		229,797,469
Rights
Biotechnology — 0.0%
Inhibrx, Inc., CVR(a)(c)	1,489	1,608
Total Rights — 0.0% (Cost: $ —)		1,608
Total Long-Term Investments — 99.9% (Cost: $207,240,361)		229,799,077
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	22,502,893	$ 22,511,894
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	390,952	390,952
Total Short-Term Securities — 9.9% (Cost: $22,890,511)		22,902,846
Total Investments — 109.8% (Cost: $230,130,872)		252,701,923
Liabilities in Excess of Other Assets — (9.8)%		(22,571,987)
Net Assets — 100.0%		$ 230,129,936
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,163, representing 0.0% of its net assets as of period end, and an original cost of $19,912.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 19,773,591	$ 2,736,151(a)	$ —	$ (77)	$ 2,229	$ 22,511,894	22,502,893	$ 31,324(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	184,955	205,997(a)	—	—	—	390,952	390,952	5,339	—
				$ (77)	$ 2,229	$ 22,902,846		$ 36,663	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
iShares® Morningstar Small-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	3	09/20/24	$ 341	$ 13,764
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 229,791,306	$ 6,163	$ —	$ 229,797,469
Rights	—	—	1,608	1,608
Short-Term Securities
Money Market Funds	22,902,846	—	—	22,902,846
	$ 252,694,152	$ 6,163	$ 1,608	$ 252,701,923
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 13,764	$ —	$ —	$ 13,764
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust